Capital Management	9 Months Ended
Jul. 31, 2019
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Capital Management

Note 9: Capital Management

Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; is consistent with our target credit ratings; underpins our operating groups’ business strategies; and supports depositor, investor and regulator confidence, while building long-term shareholder value.

As at July 31, 2019, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks (D-SIBs), a Countercyclical Buffer and a 1.75% Domestic Stability Buffer (DSB) applicable to D-SIBs. In June 2019, OSFI set the DSB at 2.0% effective October 31, 2019. Our capital position as at July 31, 2019 is detailed in the Capital Management section of Management’s Discussion and Analysis of the Third Quarter 2019 Report to Shareholders.